Taxation - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxation
Reported tax rate (as a percentage)	18.00%
Temporary differences associated with investments in subsidiaries and branches, deferred tax liabilities have not been recognised	$ 8,460
Profit before tax	12,402	$ 8,691	$ 6,899
Notional taxation charge at UK corporation tax rate of 25% (2024: 25%; 2023: 23.5%)	3,101	2,173	1,621
Differences in effective overseas tax rates	(168)	(60)	(224)
Deferred tax credit relating to change in tax rates	(23)	(24)	(66)
Unrecognised deferred tax asset	86	104	341
Items not deductible for tax purposes	101	64	46
Intellectual Property incentive regimes	(655)	(561)	(367)
Pillar Two income taxes	194	238
Other items	(360)	(200)	(406)
Adjustments to prior periods	(107)	(84)	(7)
Taxation charge recognised in the profit for the year	$ 2,169	$ 1,650	$ 938
Tax rate (as a percentage)	25.00%	25.00%	23.50%
Tax benefit (expense) from intragroup purchase of intellectual property			$ 828
Income tax charge (credit) arising from reviews by tax authorities			$ 422
Temporary differences for which there is a corresponding deductible temporary difference
Taxation
Temporary differences associated with investments in subsidiaries and branches, deferred tax liabilities have not been recognised	$ 3,657